Note 1- Organization and Description of Business	3 Months Ended
Jun. 30, 2012
Note 1- Organization and Description of Business:
Note 1- Organization and Description of Business

Note 1— Organization and Description of Business

Pursuant to an Agreement and Plan of Merger entered into by and between Legacy Athletic Apparel LLC, a Virginia limited liability company ("Legacy") and Mondial Ventures, Inc., a Nevada corporation ("Mondial" or the "Company"), on December 30, 2010, Legacy merged into Mondial, with Mondial being the surviving entity (the "Merger"). As a result of the Merger, Mondial succeeded to the business and acquired all the assets and assumed all the liabilities of Legacy.  Each percent of common membership interest of Legacy issued and outstanding were converted automatically into the right to receive 510,000 shares of Mondial common stock, par value $.001 per share or up to an aggregate of 51,000,000 shares of common stock.

Prior to the closing of the Merger, there were 9,800,000 shares of common stock issued and outstanding.  Following the closing of the Merger, the Company converted $28,099 of outstanding indebtedness of the Company into 10,670,000 shares of common stock and the Company converted outstanding convertible note indebtedness in the amount of $50,609 into 15,200,000 shares of common stock.  In addition, the Company issued 13,330,000 shares of common stock to two director nominees in consideration of their agreement to serve as directors of the Company.  Following the completion of the Merger, there were 100,000,000 shares of common stock issued and outstanding.

Legacy was formed on June 23, 2010 and was incorporated under the laws of the Commonwealth of Virginia as a limited liability company with its offices located in Ashburn, Virginia.

Legacy is focused on the design, manufacture, marketing and distribution of fashion-forward contemporary athletic footwear and apparel.  The Company intends to build a unique collection of low priced, high quality proven professional athletic footwear and apparel products. In addition, the Company is prepared to augment its product launch with a complementary portfolio of apparels and accessories that will include hats and skull caps, t-shirts, jackets, sweatshirts, and shorts.  The Company plans to utilize endorsements from notable National Basketball Association (NBA) and National Football League athletes, announced its initial line of athletic action sportswear at NBA All-Star weekend in Los Angeles, California in February 2011.

In order to minimize cost and deliver a quality brand to the marketplace at an affordable price, the Company will utilize its network of contacts in China and, where appropriate, other Asian countries to secure quality finished goods at an attractive cost.  The Company's sales strategy is to hit its target market quickly and pursue retailers in the low and mid tier markets who have national presence.  The Company also plans to expand into international markets and additional products lines with limited additional cost through license and sub-license agreements.  The Company will also be involved in the creation of new brands and the acquisition of existing brands.